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APPENDIX 1                      UNITED STATES                  ------------------------------
                      SECURITIES AND EXCHANGE COMMISSION                 OMB APPROVAL
                           Washington, D.C. 20549              ------------------------------
                                                                OMB Number:        3235-0456
                                   FORM 24F-2                   Expires:     August 31, 2000
                       Annual Notice of Securities Sold         Estimated average burden
                             Pursuant To Rule 24f-2             hours per response........ 1
                                                               ------------------------------

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.       Name and address of issuer:

         Separate Account VA-1 of The American Franklin Life Insurance Company, #1 Franklin Square, Springfield, IL 62713.


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2.       The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|



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3.       Investment Company Act File Number:  811-7781

         Securities Act File Number:  333-10489

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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1999

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4(b).    / /   Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.
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4(c).    / /   Check box if this is the last time the issuer will be filing this
               Form.



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SEC 2393(9-97)
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5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold
         during the fiscal year pursuant to section                                           $        65,779,692
         24(f):                                                                               -------------------

    (ii) Aggregate price of securities redeemed or                     $        10,475,334
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce
         registration fees payable to the                              $                 0
         Commission:                                                   -------------------

    (iv) Total available redemption credits [add                                              $        10,475,334
         Items 5(ii) and 5(iii)]:                                                             -------------------

     (v) Net sales - if Item 5(i) is greater than                                             $        55,304,358
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

  ------------------------------------------------------------------------------------------
    (vi) Redemption credits available for use in
         future years -- if Item 5(i) is less than Item 5(iv)          $ (                )
         [subtract Item 5(iv) from Item 5(i)]:                         -------------------
  ------------------------------------------------------------------------------------------

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                                              x            .000264
                                                                                              -------------------

  (viii) Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):                                          =$            14,600
                                                                                              -------------------
                                                                                              -------------------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that
                       ---
         were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                                           ---
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7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                             +$                 0
                                                                                              -------------------
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8.       Total of the amount of the registration fee due plus any interest due [line
         5(viii) plus line 7]:


                                                                                             =$            14,600
                                                                                              -------------------
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

         March 22, 2000

                  Method of Delivery:

                           /X/      Wire Transfer
                           / /      Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Elizabeth E. Arthur
                             ----------------------------------------
                             Elizabeth E. Arthur
                             Assistant Secretary
                             The American Franklin Life Insurance Company

Date: March 23, 2000.

  *Please print the name and title of the signing officer below the signature.